Condensed Consolidated Interim Statements of Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
Net Loss	$ (9,638,843)	$ (10,560,705)	$ (42,992,724)	$ (52,093,659)
Change in foreign currency translation	170,321	(87,509)	245,940	(284,431)
NET COMPREHENSIVE LOSS	$ (9,468,522)	$ (10,648,214)	$ (42,746,784)	$ (52,378,090)